Selected Quarterly Financial Data, Unaudited - Quarterly Results (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	3 Months Ended								9 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue		$ 737.0	$ 671.6	$ 691.5	$ 658.7	$ 565.8	$ 415.6	$ 416.9	$ 388.1		$ 2,758.8	$ 1,786.4	$ 1,090.9	$ 928.6
Cost of revenues		323.4	250.0	275.3	255.4	275.0	199.2	192.4	182.8		1,104.1	849.4	591.7
Selling, general and administrative		144.1	136.8	140.9	145.9	225.1	95.6	95.2	91.8		567.7	507.7	266.4
Research and development		43.1	45.9	48.0	46.9	40.0	26.3	24.8	25.9		183.9	117.0	26.0
Employee termination and restructuring		2.9	5.6	5.2	8.2	18.3	1.9	4.9	5.6		21.9	30.7	22.7
Depreciation and amortization		210.3	286.5	222.2	184.2	163.8	100.4	96.0	94.1		903.2	454.3	202.4
Goodwill impairments		67.6	935.0	0.0	0.0					$ 935.0	1,002.6	0.0	0.0
Operating loss		(54.4)	(988.2)	(0.1)	18.1	(156.4)	(7.8)	3.6	(12.1)	(970.2)	(1,024.6)	(172.7)	(18.3)
Net loss		$ (127.5)	$ (1,078.2)	$ (102.2)	$ (86.4)	$ (47.1)	$ (69.8)	$ (72.4)	$ (45.0)	$ (1,266.8)	$ (1,394.3)	$ (234.3)	$ (30.2)
Basic and diluted net loss per share:
Total net loss per share (in dollars per share)		$ (1.48)	$ (12.52)	$ (1.19)	$ (1.01)	$ (0.55)	$ (0.82)	$ (0.86)	$ (0.53)	$ (14.76)	$ (16.23)	$ (2.77)	$ (0.36)
Total diluted net loss per share (in dollars per share)		$ (1.48)	$ (12.52)	$ (1.19)	$ (1.01)	$ (0.55)	$ (0.82)	$ (0.86)	$ (0.53)	$ (14.76)	$ (16.23)	$ (2.77)	$ (0.36)
Weighted average number of shares used in per share calculations:
Basic shares (in shares)		86.3	86.1	85.9	85.3	84.9	84.7	84.4	84.3		85.9	84.6	85.0
Diluted shares (in shares)		86.3	86.1	85.9	85.3	84.9	84.7	84.4	84.3		85.9	84.6	85.0
Loss on early extinguishment of long-term debt								$ 25.9
Asset impairment charge		$ 26.4	$ 103.6	$ 35.1	$ 4.6
Other asset impairment charges		2.5
Accrual of contract cancellation costs		35.5
Inventory write-down				5.9
Allowance for doubtful accounts, write-offs						$ 4.0
Bally Technologies Inc.
Business Acquisition [Line Items]
Revenue						151.6
Cost of revenues						52.9
Selling, general and administrative						81.2
Research and development						13.0
Employee termination and restructuring						3.9
Depreciation and amortization						36.9
Gaming
Business Acquisition [Line Items]
Goodwill impairments			$ 935.0								$ 935.0
Weighted average number of shares used in per share calculations:
Asset impairment charge													$ 3.4
Lottery
Business Acquisition [Line Items]
Goodwill impairments											67.6
Weighted average number of shares used in per share calculations:
Asset impairment charge		67.6
Asset impairment charge, net of tax		$ 24.9
Trade names
Weighted average number of shares used in per share calculations:
Impairment of intangible assets				$ 25.0
Employee Termination Costs
Business Acquisition [Line Items]
Employee termination and restructuring						$ 13.6					$ 16.9
Sportech
Weighted average number of shares used in per share calculations:
Acquisition-related costs expensed									$ 14.5
Equity interest (as a percent)		20.00%				20.00%					20.00%	20.00%
Northstar Lottery Group, LLC
Weighted average number of shares used in per share calculations:
Equity interest (as a percent)		20.00%									20.00%
Investee estimated shortfall payment							$ 19.7
Shortfall payment	$ 10.0							$ 8.0			$ 10.0
Investee recorded liability estimated shortfall payment						$ 3.1						$ 3.1
Monopoly Millionaires Club
Weighted average number of shares used in per share calculations:
Asset impairment charge						6.2
Inventory Valuation and Obsolescence
Weighted average number of shares used in per share calculations:
Asset impairment charge						$ 5.2